APPENDIX I
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
         -----------------------------------------------------------------------
1.       Name and address of issuer: The Diversified Investors Funds Group
                                     4 Manhattanville Road
                                     Purchase, New York 10577

         -----------------------------------------------------------------------
2.       The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                         [X]


         -----------------------------------------------------------------------
3.       Investment Company Act File Number: 811-7674


         Securities Act File Number: 33-61810


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4(a).    Last day of fiscal year for which this Form is filed:

         December 31, 1999
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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


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
         ----------------------------------------------------------------------
5.       Calculation of registration fee:

         (i)     Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):                                   $2,887,432,825
                                                                  --------------
         (ii)    Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                       $2,055,108,819
                                                        --------------
         (iii)   Aggregate price of securities
                 redeemed or repurchased during any
                 prior fiscal year ending no earlier
                 than October 11, 1995 that were not
                 previously used to reduce registration
                 fees payable to the Commission:        $
                                                         ---------
         (iv)    Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                    $2,055,108,819
                                                                  --------------
         (v)     Net sales -- if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                 $ 832,324,006
                                                                  -------------
         -----------------------------------------------------------
         (vi)    Redemption credits available for use   $(         )
                 in future years -- if Item 5(i) is       ---------
                 less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:

         -----------------------------------------------------------
         (vii)   Multiplier for determining registration
                 fee.  (See Instruction C.9):                        x0.000264
                                                                     ---------
         (viii)  Registration fee due [multiply Item
                 5(v) by Item 5(vii)] (enter "0" if no
                 fee is due):                                     =$219,733.54
                                                                  ============
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6.       Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other unites) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$   0
                                                                      ----------
          ----------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$219,733.54
                                                                      ----------
          ----------------------------------------------------------------------
9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository: 03/17/2000

              Method of Delivery:

                               [X]   Wire Transfer
                               [ ]   Mail or other means

          ----------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert F. Colby
                           -----------------------------------------
                             Vice President
                           -----------------------------------------

Date March 17, 2000
    ----------------------

  *Please print the name and title of the signing officer below the signature.

24F Fees
Diversified Investors Funds Group
For the period January 1, 1999 to December 31, 1999

                                                      High     Intermediate
                                      Money         Quality     Government   Core Bond                     Equity         Equity
                                      Market          Bond         Bond        Fund          Balanced      Income         Value
                                    ------------ ------------- ------------ ------------- ------------- -------------- ------------
Proceeds from issuance of shares...  847,687,654  21,044,273    25,746,987    82,032,719    67,912,289    148,863,241    98,748,534
Proceeds from dividends
  reinvested.......................    4,087,649   1,518,052     1,644,384     4,703,886     9,201,563      7,345,818     5,330,472
                                    -----------------------------------------------------------------------------------------------
Aggregate securities sold..........  851,775,303  22,562,325    27,391,371    86,736,605    77,113,852    156,209,059   104,079,006

Value of shares redeemed...........  811,151,446   6,412,089    11,648,254    33,870,250    42,214,975     80,856,934    61,310,614
                                    -----------------------------------------------------------------------------------------------
Net Change                            40,623,857  16,150,236    15,743,117    52,866,355    34,898,877     75,352,125    42,768,392


                         Growth &      Equity       Special     Aggressive    High Yield   International
                          Income       Growth       Equity        Equity         Bond          Equity     Stock Index      TOTAL
                        ----------- ------------- ------------ ------------- ------------- ------------- ------------- ------------
Proceeds from
  issuance of shares... 348,755,110  273,618,307   223,112,226   111,272,150   58,428,995    418,420,117  25,359,764   2,725,642,602
Proceeds from
  dividends
  reinvested........... 20,253,293   12,782,283    13,708,046     8,275,296    3,740,885       3,336,192      96,684      95,927,819
                        ------------------------------------------------------------------------------------------------------------
Aggregate securities
  sold................. 369,008,403  286,400,590   236,820,272   119,547,446   62,169,880    421,756,309  25,456,448   2,821,570,421

Value of shares
  redeemed............. 187,991,271  154,462,445   171,837,462    67,805,112   43,153,809    366,833,482   1,872,597   2,039,548,143
                        ------------------------------------------------------------------------------------------------------------
Net Change              181,017,132  131,938,145    64,982,810    51,742,334   19,016,071     54,922,827  23,583,851     782,022,278
                        ============================================================================================================


Calculation of Fee
Total change                        $782,022,276
Per SEC .000264                     $ 206,453.88
                                    ============




24F Fees
Diversified Investors Funds Group
For the period ended December 31, 1999


                                                     HIGH
                              MONEY   INTERMEDIATE   YIELD   EQUITY     EQUITY      SPECIAL    SELECT   INTERNATIONAL
                              MARKET     BOND        BOND    VALUE      GROWTH      EQUITY     EQUITY      EQUITY        TOTAL
                         -------------------------------------------------------------------------------------------------------
Proceeds from
  issuance of shares....      153,613   1,451,399   443,152 3,778,484   3,236,274  2,731,396     15      1,807,984    13,602,317
Proceeds from
  dividends reinvested..        3,701     144,919    51,261   442,170       3,061    546,105                73,362     1,264,579
                         -------------------------------------------------------------------------------------------------------
Aggregate securities
  sold..................      157,315   1,596,318   494,413 4,220,654   3,329,335  3,277,501     15      1,881,346    14,866,897

Value of shares
  redeemed..............      203,682  (2,073,976)  458,491   673,184     253,080    907,723      -        715,384     1,137,568
                         -------------------------------------------------------------------------------------------------------
Net Change..............      (46,367)  3,670,294    35,922 3,547,470   2,986,255  2,369,778     15      1,165,962    13,729,329
                         =======================================================================================================

Calculation of Fee:
Total change             $ 13,729,329
Per SEC .000264          $   3,624.54
                         ============


                                     Page 1

24F Fees
Diversified Investors Funds Group
For the period ended December 31, 1999



                                                                       HIGH
                                           MONEY       INTERMEDIATE    YIELD         EQUITY
                                           MARKET        BOND          BOND           VALUE
                                      ------------------------------------------------------

Proceeds from issuance of shares....    4,913,468    12,790,195     1,915,582      8,827,038
Proceeds from dividends reinvested..      138,162       924,458       366,145      1,518,265
                                      ------------    ----------     ---------     ----------
Aggregate securities sold...........    5,051,630    13,714,653     2,281,727     10,345,303


Value of shares redeemed............    9,420,658     (8,562,252)      726,681      5,000,263
                                      -----------    ----------     ---------     ----------

Net Change..........................   (4,369,028)    22,276,905     1,555,046      5,345,040
                                      ===========     ==========     =========     ==========

Per Fund                              $(1,214.59)      $6,192.98     $  432.30    $  1,485.92


                                           EQUITY       SPECIAL     SELECT    INTERNATIONAL
                                           GROWTH       EQUITY      EQUITY       EQUITY         TOTAL
                                        ----------------------------------------------------------------
Proceeds from issuance of shares....    7,377,665    4,919,975          10     4,532,239      45,276,172
Proceeds from dividends reinvested..    1,023,283    1,490,471           0       258,551       5,719,335
                                        ---------    ---------       -----     ---------      ----------
Aggregate securities sold...........    8,400,948    6,410,446          10     4,790,790      50,995,507


Value of shares redeemed............    1,651,515    3,084,997         --      3,101,246      14,423,108
                                        ---------    ---------       -----     ---------      ----------
Net Change..........................    6,749,433    3,325,449          10     1,689,544      36,572,399
                                        =========    =========       =====     =========      ==========

Per Fund                               $ 1,876.34   $   924.47      $ 0.00    $   469.69     $ 10,167.13


Calculation of Fee:
Total change                          $36,572,399
Per SEC .000264                       $  9,655.11
                                      ===========
